Parent Company Only Financial Information (Condensed Statements of Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income:
Foreign exchange gains (losses)—net	¥ (281,790)	¥ (95,987)	¥ (49,561)
Trading account losses—net	765,373	168,900	(73,114)
Expense:
Operating expenses	2,893,000	2,740,100	2,717,500
Income before income tax expense	433,220	870,842	1,661,819
Income tax expense (benefit)	114,505	133,237	407,823
Net income attributable to Mitsubishi UFJ Financial Group	305,955	718,645	1,228,160
MUFG [Member]
Income:
Dividends from subsidiaries and affiliated companies	376,376	306,879	576,332
Dividends from subsidiaries and affiliated companies, Banking subsidiaries	277,472	207,161	487,491
Dividends from subsidiaries and affiliated companies, Non-banking subsidiaries and affiliated companies	98,904	99,718	88,841
Management fees from subsidiaries	33,543	28,305	26,073
Interest income from subsidiaries	174,500	127,117	80,670
Foreign exchange gains (losses)—net	4,834	(20,598)	24,726
Trading account losses—net	(37,272)	(8,078)	(26,749)
Gains on sales of investment in subsidiaries and affiliated companies	67,406	252,253
Other income	14,968	3,199	1,508
Total income	634,355	689,077	682,560
Expense:
Operating expenses	30,431	28,168	26,016
Interest expense to subsidiaries and affiliated companies	26,244	34,594	31,426
Interest expense	155,774	108,756	65,068
Other expense	15,024	1,657	1,791
Total expense	227,473	173,175	124,301
Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	(108,069)	194,390	672,421
Income before income tax expense	298,813	710,292	1,230,680
Income tax expense (benefit)	(7,142)	(8,353)	2,520
Net income attributable to Mitsubishi UFJ Financial Group	¥ 305,955	¥ 718,645	¥ 1,228,160